Concentration (Details) - Schedule of Concentration	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Net Revenues [Member] | Customer Concentration [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	23.00%		19.00%		16.00%
Net Revenues [Member] | Customer Concentration [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	18.00%		32.00%		31.00%
Net Revenues [Member] | Customer Concentration [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	14.00%		15.00%		18.00%
Net Revenues [Member] | Customer Concentration [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	12.00%			[1]		[1]
Accounts Receivable [Member] | Customer Concentration [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	30.00%		17.00%
Accounts Receivable [Member] | Customer Concentration [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%		60.00%
Accounts Receivable [Member] | Customer Concentration [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%		14.00%
Vendor A [Member] | Cost of Revenues [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	37.00%		28.00%		38.00%
Vendor B [Member] | Cost of Revenues [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	28.00%		21.00%		14.00%
Vendor C [Member] | Cost of Revenues [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage		[1]	17.00%		16.00%
Vendor C [Member] | Accounts Payable [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	69.00%			[1]
Vendor D [Member] | Accounts Payable [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	16.00%			[1]
Vendor E [Member] | Accounts Payable [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%		19.00%
Vendor F [Member] | Accounts Payable [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage		[1]	47.00%
Vendor G [Member] | Accounts Payable [Member] | Vendor Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage		[1]	11.00%

[1]	Less than 10%